Cover	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	BENTLEY SYSTEMS INC
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001031308
Amendment Flag	false